PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.              PROPERTY AND EQUIPMENT, NET

Property and equipment, including those held under capital leases, consists of the following:

	December 31,
	2011	2012
	RMB’000	RMB’000	US$’000

At cost:
Optical fibers	13,100	13,100	2,103
Computer equipment	354,697	424,808	68,186
Furniture and fixtures	7,172	7,538	1,210
Leasehold improvements	4,446	15,499	2,488
Motor vehicles	3,098	4,206	675

	382,513	465,151	74,662
Less: accumulated depreciation	(227,558)	(285,860)	(45,884)
Less: accumulated impairment	(52)	(52)	(8)

	154,903	179,239	28,770

For the years ended December 31, 2010, 2011 and 2012, depreciation expenses (excluding Shanghai JNet) were RMB57,755,000 RMB67,345,000 and RMB59,890,000 (US$9,613,000), respectively, and were included in the following captions:

	For the years ended December 31,
	2010	2011	2012
	RMB’000	RMB’000	RMB’000	US$’000

Cost of revenue	55,950	63,318	51,911	8,333
Sales and marketing expenses	772	855	712	114
General and administrative expenses	847	1,073	1,171	188
Research and development expenses	186	2,099	6,096	978

	57,755	67,345	59,890	9,613

The Company accounted for the leases of certain computer equipment and optical fibers as capital leases as the respective lease contracts included a bargain purchase option. The carrying amounts of the Company’s property and equipment held under capital leases at respective balance sheet dates were as follows:

	December 31,
	2011	2012
	RMB’000	RMB’000	US$’000

Optical fibers	13,100	13,100	2,103
Computer equipment	47,243	47,243	7,583

	60,343	60,343	9,686
Less: accumulated depreciation	(31,443)	(39,662)	(6,366)

	28,900	20,681	3,320

Depreciation of computer equipment and optical fibers under capital leases was RMB8,928,000, RMB8,988,000 and RMB8,219,000 (US$1,319,000) for the years ended December 31, 2010, 2011 and 2012, respectively.